Annual Total Returns - Franklin Oregon Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-22 - Franklin Oregon Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	11.13%
Annual Return 2012	6.87%
Annual Return 2013	(6.27%)
Annual Return 2014	9.77%
Annual Return 2015	2.31%
Annual Return 2016	0.98%
Annual Return 2017	3.73%
Annual Return 2018	0.67%
Annual Return 2019	6.19%
Annual Return 2020	4.83%